Borrowings - Summary of Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 8,498,647	$ 306,368	$ 4,998,502
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	1,353	49	1,498
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	8,500,000	306,417	5,000,000
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,500,000	90,123	1,000,000
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,000,000	72,098	2,000,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,500,000	90,123	$ 2,000,000
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 1,500,000	$ 54,073